U.S.  SECURITIES  AND  EXCHANGE  COMMISSION
WASHINGTON,  D.C.  20549

FORM  24F-2
ANNUAL  NOTICE  OF  SECURITIES  SOLD
PURSUANT  TO  RULE  24F-2


1.   NAME  AND  ADDRESS  OF  ISSUER:

          CALVERT  NEW  WORLD  FUND
          4550  MONTGOMERY  AVE.,  STE.  1000N
          BETHESDA,  MD  20814

2.   NAME  OF  EACH  SERIES  OR  CLASS  OF FUNDS FOR WHICH THIS NOTICE IS FILED:

          CALVERT  NEW  AFRICA

3.   INVESTMENT  COMPANY  ACT  FILE  NUMBER:

                  811-8924

     SECURITIES  ACT  FILE  NUMBER:

                  33-87744

4(A).   LAST  DAY  OF  FISCAL  YEAR  FOR  WHICH  THIS  NOTICE  IS  FILED:

         MARCH  31,  2000

4(B).   CHECK  BOX  IF  THIS  NOTICE  IS  BEING  FILED  LATE (I.E., MORE THAN 90
DAYS  AFTER  THE  END  OF  THE  ISSUER'S  FISCAL  YEAR).

                                             [    ]

        NOTE: IF THE FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(C).   CHECK  BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.

                                             [    ]

5.      CALCULATION  OF  REGISTRATION  FEE:

   (I).  AGGREGATE  SALE  PRICE  OF  SECURITIES  SOLD  DURING  THE  FISCAL  YEAR
 PURSUANT  TO  SECTION  24(F):                          $1,829,897.00


  (II).  AGGREGATE  PRICE  OF  SECURITIES  REDEEMED  OR  REPURCHASED
DURING  THE  FISCAL  YEAR:                             -$3,038,071.00


 (III).  AGGREGATE  PRICE  OF  SECURITIES
        REDEEMED  OR  REPURCHASED  DURING
        ANY  PRIOR  FISCAL  YEAR  ENDING  NO
        EARLIER  THAN  OCTOBER  11,  1995
        THAT  WERE  NOT  PREVIOUSLY  USED  TO
        REDUCE  REGISTRATION  FEES  PAYABLE
        TO  THE  COMMISSION:                                    -$0.00


  (IV).  TOTAL  AVAILABLE  REDEMPTION  CREDITS
        [ADD  ITEMS  5(II)  AND  5(III)]:               -$3,038,071.00

   (V).  NET  SALES  --  IF  ITEM  5(I)  IS
        GREATER  THAN  ITEM  5(IV)
        [SUBTRACT  ITEM  5(IV)  FROM
        ITEM  5(I)]:                                     $1,208,174.00


  (VI).  REDEMPTION  CREDITS  AVAILABLE  FOR
        USE  IN  FUTURE  YEARS  IF  ITEM  5(I)  IS
        LESS  THAN  ITEM  5(IV)  [SUBTRACT  ITEM
        5(IV)  FROM  ITEM  5(I)]:                        $1,208,174.00


 (VII).  MULTIPLIER  FOR  DETERMINING  REGISTRATION
        FEE  (SEE  INSTUCTION  C.8):             X             .000264


(VIII).  REGISTRATION  FEE  DUE  [MULTIPLY  ITEM
        5(V)  BY  ITEM  5(VII)]  (ENTER  "0"  IF
        NO  FEE  IS  DUE):  =                                    $0.00

6.    PREPAID  SHARES

       IF  THE  RESPONSE  TO  ITEM  5(I)  WAS  DETERMINED  BY  DEDUCTING  AN
AMOUNT  OF  SECURITIES  THAT  WERE  REGISTERED  UNDER  THE  SECURITIES
ACT  OF  1933  PURSUANT  TO  RULE  24E-2  AS  IN  EFFECT  BEFORE  [EFFECTIVE
DATE  OF  RECISSION  OF  RULE  24F-2],  THEN  REPORT  THE  AMOUNT  OF
SECURITIES  (NUMBER  OF  SHARES  OR  OTHER  UNITS)  DEDUCTED  HERE:  _______.
IF THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE REGISTERED PURSUANT TO RULE 24E-2 REMAINING UNSOLD AT THE END OF THE FISCAL
YEAR FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE:________.



7. INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR

                                                     +$

8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE [LINE 5(VIII) PLUS LINE7]:

                                                     =$


9. DATE OF REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY: n/a


     METHOD  OF  DELIVERY:
                    [   ]   WIRE  TRANSFER

                    [   ]   MAIL  OR  OTHER  MEANS

                                SIGNATURES


THIS  REPORT  HAS  BEEN  SIGNED  BELOW  BY  THE  FOLLOWING  PERSON  ON
BEHALF  OF  THE  ISSUER  AND  IN  THE  CAPACITY  AND  ON  THE  DATE
INDICATED.

BY  (SIGNATURE  AND  TITLE)*      WILLIAM  M.  TARTIKOFF
                           /S/  WILLIAM  M.  TARTIKOFF
                               GENERAL  COUNSEL

DATE:  JUNE  7, 2000

*PLEASE  PRINT  THE  NAME  AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.